Changes in Accounting Policies - Narrative (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial liabilities	$ 40,331	$ 39,462
Interbank Offered Rate (IBOR)
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial assets	86	2,750
Non-derivative financial liabilities	0	77
Total notional amount	0	1,683
Canadian Dollar Offered Rate (CDOR)
Disclosure of voluntary change in accounting policy [line items]
Non-derivative financial assets	589	396
Non-derivative financial liabilities	4,896	5,892
Total notional amount	$ 9,159	$ 11,725